Share-Based Compensation (Details) - Schedule of Activities of the Restricted Shares - Restricted Stock [Member] - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation (Details) - Schedule of Activities of the Restricted Shares [Line Items]
Number of nonvested restricted shares, Beginning balance	412,500
Weighted average fair value per ordinary share on the grant dates, Beginning balance	$ 0.75
Number of nonvested restricted shares, Granted	1,178,922	1,000,000
Weighted average fair value per ordinary share on the grant dates, Granted	$ 1.13	$ 0.75
Number of nonvested restricted shares, Vested	(1,528,922)	(587,500)
Weighted average fair value per ordinary share on the grant dates, Vested	$ 1.04	$ 0.75
Number of nonvested restricted shares, Ending balance	62,500	412,500
Weighted average fair value per ordinary share on the grant dates, Ending balance	$ 0.75	$ 0.75